Annual Total Returns (Bar Chart) (Invesco V.I. Utilities Fund, Series I shares, Invesco V.I. Utilities Fund)	12 Months Ended
May 02, 2011
Invesco V.I. Utilities Fund | Series I shares, Invesco V.I. Utilities Fund
Annual Total Returns
'01	(32.41%)
'02	(20.32%)
'03	17.47%
'04	23.56%
'05	16.83%
'06	25.46%
'07	20.64%
'08	(32.35%)
'09	14.93%
'10	6.30%